FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Sensitivity Analaysis - Base Metals, Energy, Freight, Emissions Right (Details) - Commodity price risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	10.00%
Reasonably possible decrease in risk variable percent	10.00%
Base Metals
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	$ 4	$ 4
Reasonably possible increase in risk variable, impact on equity	30	18
Reasonably possible decrease in risk variable, impact on income	(4)	(3)
Reasonably possible decrease in risk variable, impact on equity	(30)	(18)
Iron Ore
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	(10)
Reasonably possible increase in risk variable, impact on equity	0	1
Reasonably possible decrease in risk variable, impact on income	0	10
Reasonably possible decrease in risk variable, impact on equity	0	(1)
Emission rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	45	32
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	(45)	(32)
Energy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	1	(8)
Reasonably possible increase in risk variable, impact on equity	0	1
Reasonably possible decrease in risk variable, impact on income	(1)	8
Reasonably possible decrease in risk variable, impact on equity	$ 0	$ (1)